Segment Reporting - Revenue by Geographical Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 26,032	$ 28,079	$ 29,706
United States
Segment Reporting Information [Line Items]
Revenues	5,191	5,610	5,719
Italy
Segment Reporting Information [Line Items]
Revenues	2,673	3,253	3,383
France
Segment Reporting Information [Line Items]
Revenues	2,840	3,030	2,994
Brazil
Segment Reporting Information [Line Items]
Revenues	1,937	2,105	2,093
Germany
Segment Reporting Information [Line Items]
Revenues	1,765	1,875	2,062
Canada
Segment Reporting Information [Line Items]
Revenues	941	1,087	1,124
Australia
Segment Reporting Information [Line Items]
Revenues	824	739	929
Spain
Segment Reporting Information [Line Items]
Revenues	751	987	1,084
Argentina
Segment Reporting Information [Line Items]
Revenues	522	509	524
Poland
Segment Reporting Information [Line Items]
Revenues	576	604	658
Other
Segment Reporting Information [Line Items]
Revenues	7,235	7,392	8,130
Total Revenues from external customers in the rest of world
Segment Reporting Information [Line Items]
Revenues	$ 25,255	$ 27,191	$ 28,700